UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 993.10	$ 3.61
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Class T
Actual	$ 1,000.00	$ 993.00	$ 3.71
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.76
Class B
Actual	$ 1,000.00	$ 989.70	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.50
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.61
California Municipal Income
Actual	$ 1,000.00	$ 994.30	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class
Actual	$ 1,000.00	$ 994.10	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.74%
Class B	1.40%
Class C	1.50%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.3	34.9
Transportation	10.8	10.2
Escrowed/Pre-Refunded	9.3	8.7
Water & Sewer	7.5	6.7
Education	7.0	7.5
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	7.7	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	6.7	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 58.0%	AAA 57.9%
AA,A 37.8%	AA,A 34.1%
BBB 2.5%	BBB 4.6%
BB and Below 0.8%	BB and Below 0.3%
Not Rated 1.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets* (0.8)%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.8%
	Principal Amount (000s)	Value (000s)
California - 99.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 361
4.625% 8/1/17	405	381
5% 8/1/18	530	511
5% 8/1/19	555	531
5% 8/1/20	585	556
5% 8/1/23	1,940	1,811
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	2,720	816
0% 8/1/32 (FGIC Insured)	3,760	1,070
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,842
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,819
5% 12/1/20 (AMBAC Insured)	2,810	2,943
0% 6/15/17 (MBIA Insured)	2,310	1,504
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,936
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,159
Series C:
0% 9/1/19 (FSA Insured)	1,285	743
0% 9/1/22 (FSA Insured)	5,150	2,511
Antelope Valley Cmnty. College District 5.25% 8/1/39 (MBIA Insured) (b)	3,500	3,637
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,310
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,205
5% 8/1/17 (FGIC Insured)	5,030	5,343
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,917
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,164
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,339
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,455
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	2,116
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	$ 1,085	$ 1,171
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,865
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,929
0% 8/1/12 (AMBAC Insured)	2,800	2,317
0% 8/1/17 (AMBAC Insured)	1,000	650
0% 8/1/18 (AMBAC Insured)	2,000	1,234
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,040
5.5% 5/1/14 (AMBAC Insured)	7,935	8,582
5.5% 5/1/15 (AMBAC Insured)	9,000	9,702
6% 5/1/13	2,320	2,541
6% 5/1/14	7,500	8,200
6% 5/1/14 (MBIA Insured)	2,000	2,201
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	841
California Econ. Recovery Series A:
5% 7/1/15	12,275	13,076
5% 7/1/15 (MBIA Insured)	9,300	9,936
5.25% 7/1/13	3,000	3,227
5.25% 7/1/14	3,540	3,830
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,587
5% 2/1/17	1,000	988
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,550
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	646
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,097
5.25% 9/1/26	7,910	8,307
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,020
5.125% 2/1/30	6,000	6,027
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,235
Series O, 5.125% 1/1/31	5,000	5,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 2,000	$ 2,113
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,178
Series 2005, 5.5% 6/1/28	275	282
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	255	270
5.625% 5/1/26	215	223
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	166
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,674
4.5% 10/1/36	5,000	4,554
5% 2/1/11	3,000	3,122
5% 11/1/12	4,105	4,304
5% 3/1/13	1,095	1,157
5% 3/1/15	3,050	3,242
5% 8/1/18	48,010	50,622
5% 8/1/21	5,000	5,174
5% 12/1/21	10,000	10,343
5% 2/1/23	1,095	1,116
5% 2/1/26 (AMBAC Insured)	1,500	1,531
5% 3/1/26	2,800	2,841
5% 6/1/26	4,300	4,357
5% 6/1/27 (AMBAC Insured)	2,800	2,866
5% 6/1/29	5,005	5,040
5% 2/1/31 (MBIA Insured)	2,800	2,841
5% 3/1/31	4,600	4,622
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,009
5% 12/1/31 (MBIA Insured)	2,000	2,035
5% 9/1/32	4,200	4,218
5% 9/1/32	10,000	10,043
5% 10/1/32 (MBIA Insured)	1,000	1,017
5% 8/1/33	3,400	3,411
5% 9/1/33	10,000	10,036
5% 8/1/35	6,200	6,212
5% 9/1/35	9,400	9,419
5.125% 11/1/24	2,800	2,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.125% 2/1/26	$ 2,800	$ 2,859
5.25% 2/1/11	5,790	6,071
5.25% 3/1/11	1,405	1,475
5.25% 3/1/12	3,000	3,181
5.25% 10/1/14	300	300
5.25% 2/1/15	2,315	2,470
5.25% 2/1/15 (MBIA Insured)	5,040	5,396
5.25% 2/1/16	7,500	7,984
5.25% 2/1/16 (MBIA Insured)	4,050	4,308
5.25% 10/1/17	260	260
5.25% 11/1/18	3,000	3,179
5.25% 2/1/20	6,805	7,132
5.25% 2/1/22	2,020	2,103
5.25% 11/1/26	1,000	1,032
5.25% 2/1/27 (MBIA Insured)	5,490	5,696
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,225
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,134
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,322
5.25% 12/1/33	105	108
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	5,395	5,863
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,701
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,229
5.5% 5/1/13 (MBIA Insured)	100	106
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	36,534
5.75% 10/1/10	7,325	7,759
5.75% 12/1/10	2,500	2,656
6% 4/1/18	2,545	2,912
6.75% 8/1/10	5,675	6,141
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,547
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	$ 7,592	$ 4,214
Series 1983 B, 0% 8/1/15	95	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	865	870
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,085
5.25% 2/1/32 (AMBAC Insured)	6,295	6,533
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,055
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,167
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	993
5% 10/1/33	7,235	7,360
5% 12/1/42	3,000	2,941
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,477
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,073
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,226
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,641
5% 6/1/14	2,000	2,119
5.25% 6/1/24	5,400	5,569
5.25% 6/1/25	5,000	5,144
5.25% 6/1/30	4,000	4,073
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,564
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,074
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,887
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,280
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,734
Series A:
5.25% 6/1/12	2,485	2,636
5.5% 6/1/15	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,633
5% 11/1/16 (FGIC Insured)	2,000	2,147
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,150
5.5% 6/1/15 (MBIA Insured)	1,000	1,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,387
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,576
5.5% 6/1/17 (MBIA Insured)	4,775	5,164
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,355
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,944
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,164
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,639
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,479
5% 11/1/25 (MBIA Insured)	5,165	5,304
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,041
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	3,700	3,814
Series 2005 H, 5% 6/1/16	5,000	5,258
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,799
Series 2005 K, 5% 11/1/17	5,625	5,893
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,384
5.5% 11/1/16 (AMBAC Insured)	1,500	1,620
5% 11/1/16 (FSA Insured)	1,000	1,082
5% 11/1/17 (FSA Insured)	1,225	1,325
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,801
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	$ 900	$ 936
5.25% 7/1/13	1,475	1,539
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,951
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,780
Series B, 4.3712% 4/1/36 (c)	6,500	5,852
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,677
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,884
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,115
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,126
5% 11/15/43 (MBIA Insured)	4,125	4,144
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,460	1,669
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	308
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,011
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,210
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,679
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,353
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,272
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,700
5.5% 7/1/15 (MBIA Insured)	2,685	2,972
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,271
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,725
5% 8/1/22 (FSA Insured)	1,470	1,534
5% 8/1/25 (FSA Insured)	1,435	1,485
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	$ 2,000	$ 1,099
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,229
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,934
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	623
5% 9/1/12 (AMBAC Insured)	625	659
5% 9/1/13 (AMBAC Insured)	655	695
5% 9/1/14 (AMBAC Insured)	690	735
5% 9/1/15 (AMBAC Insured)	725	774
5% 9/1/18 (AMBAC Insured)	835	882
5% 9/1/20 (AMBAC Insured)	925	964
5% 9/1/22 (AMBAC Insured)	1,020	1,053
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,832
5% 4/1/12	4,210	4,285
5% 4/1/13	1,830	1,862
5.25% 4/1/09	1,600	1,624
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	15,920
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,657
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,958
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	721
0% 10/1/25 (AMBAC Insured)	1,665	683
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	897
0% 8/1/21 (MBIA Insured)	1,000	521
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,412
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,956
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,204
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 720
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,755
0% 8/1/19 (MBIA Insured)	5,365	3,151
0% 8/1/20 (MBIA Insured)	6,425	3,568
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,849
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	636
5% 1/1/35 (MBIA Insured)	24,070	24,289
0% 1/15/27 (a)	4,000	3,671
0% 1/15/27 (MBIA Insured) (a)	4,500	4,330
0% 1/15/29 (a)	4,000	3,657
5% 1/15/16 (MBIA Insured)	5,860	6,073
5.75% 1/15/40	8,155	8,234
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	931
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,325
5.75% 7/1/30 (MBIA Insured)	1,000	1,060
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,052
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,143
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,314
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,299
Series A:
5% 6/1/45	13,425	13,052
5% 6/1/45 (FGIC Insured)	3,000	3,015
Series A-1:
5% 6/1/11	1,500	1,531
5% 6/1/13	1,000	1,019
5% 6/1/14	2,000	2,031
5% 6/1/15	1,000	1,013
Series A1:
5% 6/1/12	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A1:
5% 6/1/33	$ 3,000	$ 2,715
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,776
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,837
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,687
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,502
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	628
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,486
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,102
5% 5/15/15 (FGIC Insured) (d)	1,000	1,043
5% 5/15/22 (MBIA Insured) (d)	2,735	2,771
6% 5/15/10 (FGIC Insured) (d)	1,000	1,052
6% 5/15/12 (FGIC Insured) (d)	3,500	3,800
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,874
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,685
(Disney Parking Proj.):
0% 3/1/10	2,000	1,812
0% 3/1/11	1,950	1,692
0% 3/1/12	2,180	1,805
0% 3/1/13	6,490	5,122
0% 9/1/14 (AMBAC Insured)	3,860	2,895
0% 3/1/18	3,000	1,809
0% 3/1/19	3,200	1,821
0% 3/1/20	1,000	536
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,128
5.375% 9/1/17 (FSA Insured)	1,095	1,180
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,836
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,144
5% 5/15/18 (MBIA Insured) (d)	1,410	1,460
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,055
5.25% 5/15/19 (FGIC Insured)	3,000	3,147
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,173
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,528
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,050
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,777
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,612
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,380
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,176
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,608
5% 7/1/19 (FSA Insured)	7,360	7,836
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,425
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	905
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,552
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	542
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,204
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,043
0% 8/1/25 (FGIC Insured)	2,800	1,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,639
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,674
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,015
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	683
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	630
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,795
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	556
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,183
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,358
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,381
12% 8/1/17 (FSA Insured)	1,000	1,633
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,645
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,073
5% 9/1/17 (AMBAC Insured)	2,735	2,933
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,361
4.041% 7/1/13 (c)	9,000	8,725
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,986
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,797
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,060
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.): - continued
5.5% 9/1/17 (FGIC Insured)	$ 3,000	$ 3,211
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,921
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,477
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,764
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,280
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,043
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,814
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,862
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,067
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,699
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,104
0% 8/1/21 (FGIC Insured)	1,000	521
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,030	2,028
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,175
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,932
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,565
5% 11/1/15 (MBIA Insured) (d)	5,850	6,106
5% 11/1/17 (MBIA Insured) (d)	3,355	3,477
5% 11/1/18 (MBIA Insured) (d)	2,740	2,828
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,835
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,305
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 35	$ 35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,851
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,110
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,917
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,116
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,219
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	608
0% 8/1/25 (FGIC Insured)	2,725	1,147
0% 8/1/26 (FGIC Insured)	1,365	545
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	728
0% 8/1/27 (FGIC Insured)	1,940	726
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,177
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,485
Sacramento County Sanitation District Fing. Auth. Rev. 4.121% 12/1/35 (FGIC Insured) (c)	10,000	9,790
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,580
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,083
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,926
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,618
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,551
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,028
0% 8/1/17 (FSA Insured)	3,395	2,208
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,444
5% 11/15/16 (AMBAC Insured)	2,000	2,134
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5.25% 10/1/11	$ 1,705	$ 1,791
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,655
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,635
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,653
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,957
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,076
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,574
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,389
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,343
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,799
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,730
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,412
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,045
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,864
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,324
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,011
0% 8/1/10 (FGIC Insured)	1,085	974
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,895
5% 11/15/21 (MBIA Insured)	3,645	3,799
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,426
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,902
0% 1/15/15 (MBIA Insured)	5,000	3,666
0% 1/15/20 (MBIA Insured)	3,765	2,118
0% 1/15/31 (MBIA Insured)	5,000	1,524
5.5% 1/15/28	1,060	1,040
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,502
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,050
5% 3/1/24 (AMBAC Insured) (b)(d)	9,690	9,785
5% 3/1/37 (AMBAC Insured) (b)(d)	10,000	9,939
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,808
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,000
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,038
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,448
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,854
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	941
0% 9/1/25 (FGIC Insured)	1,490	630
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,325
Santa Clarita Cmnty. College District 4.25% 8/1/23 (MBIA Insured)	2,200	2,090
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,157
Santa Rosa Wastewtr. Rev. (Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,215
0% 9/1/22 (AMBAC Insured)	2,900	1,424
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,071
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	392
0% 5/1/28 (MBIA Insured)	3,340	1,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sierra View Local Health Care District Rev. 5.25% 7/1/37 (b)	$ 1,500	$ 1,489
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,508
6.75% 7/1/11	6,500	7,166
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,268
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,964
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,333
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,108
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,411
6% 6/1/22	1,100	1,169
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,303
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	615
0% 9/1/21 (FGIC Insured)	2,995	1,555
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,909
5% 5/15/33 (FSA Insured)	1,000	1,014
(UCLA Med. Ctr. Proj.):
Series B, 5.5% 5/15/18 (AMBAC Insured)	8,035	8,674
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	21,213	21,623
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,897
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,103
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,225
5% 5/15/17 (FSA Insured)	4,000	4,218
5.25% 5/15/16 (AMBAC Insured)	7,120	7,602
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,833
Series K, 5% 5/15/22	6,455	6,713
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	701
5.25% 1/1/13	8,500	8,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	$ 2,090	$ 2,124
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	995	1,069
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,091
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,505
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,805
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	911
0% 8/1/31 (FGIC Insured)	2,715	815
0% 8/1/32 (FGIC Insured)	1,315	374
5.25% 8/1/16 (FGIC Insured)	1,000	1,069
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,454
5% 7/1/25	1,665	1,644
5% 7/1/37	1,750	1,664
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,289
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,093
		1,580,255
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,105
5.875% 7/1/35	1,875	1,930
		3,035
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,459
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,087
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,672
0% 8/1/54 (AMBAC Insured)	9,500	840
		14,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 565
5.25% 10/1/15	1,255	1,325
		1,890
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,583,045)	1,599,238
NET OTHER ASSETS - (0.8)%	(13,020)
NET ASSETS - 100%	$ 1,586,218
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,623,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	41.3%
Transportation	10.8%
Escrowed/Pre-Refunded	9.3%
Water & Sewer	7.5%
Education	7.0%
Special Tax	6.6%
Electric Utilities	5.5%
Health Care	5.3%
Others* (individually less than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,583,045)		$ 1,599,238
Cash		1,188
Receivable for fund shares sold		1,453
Interest receivable		16,841
Prepaid expenses		2
Other receivables		165
Total assets		1,618,887

Liabilities
Payable for investments purchased Regular delivery	$ 4,178
Delayed delivery	24,209
Payable for fund shares redeemed	1,579
Distributions payable	1,694
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	480
Other payables and accrued expenses	32
Total liabilities		32,669

Net Assets		$ 1,586,218
Net Assets consist of:
Paid in capital		$ 1,567,255
Undistributed net investment income		495
Accumulated undistributed net realized gain (loss) on investments		2,275
Net unrealized appreciation (depreciation) on investments		16,193
Net Assets		$ 1,586,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,275 ÷ 1,183.384 shares)	$ 12.06

Maximum offering price per share (100/96.00 of $12.06)	$ 12.56
Class T: Net Asset Value and redemption price per share ($4,506 ÷ 372.918 shares)	$ 12.08

Maximum offering price per share (100/96.00 of $12.08)	$ 12.58
Class B: Net Asset Value and offering price per share ($5,040 ÷ 418.161 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($9,001 ÷ 747.180 shares)A	$ 12.05

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,545,034 ÷ 128,221.172 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,362 ÷ 692.794 shares)	$ 12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 36,706

Expenses
Management fee	$ 2,996
Transfer agent fees	563
Distribution fees	92
Accounting fees and expenses	153
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	62
Audit	28
Legal	6
Miscellaneous	9
Total expenses before reductions	3,924
Expense reductions	(298)	3,626
Net investment income		33,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,053
Futures contracts	76
Total net realized gain (loss)		5,129
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,220)
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(47,860)
Net gain (loss)		(42,731)
Net increase (decrease) in net assets resulting from operations		$ (9,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,080	$ 64,183
Net realized gain (loss)	5,129	13,028
Change in net unrealized appreciation (depreciation)	(47,860)	(7,105)
Net increase (decrease) in net assets resulting from operations	(9,651)	70,106
Distributions to shareholders from net investment income	(33,064)	(64,808)
Distributions to shareholders from net realized gain	(4,440)	(12,368)
Total distributions	(37,504)	(77,176)
Share transactions - net increase (decrease)	(18,299)	24,916
Redemption fees	6	8
Total increase (decrease) in net assets	(65,448)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $495 and $521, respectively)	$ 1,586,218	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.232	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.248	.212
Total from investment operations	(.085)	.528	.465	.356	.769	.515
Distributions from net investment income	(.232)	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.265)	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.06	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	(.69)%	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.68% A	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.78% A	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.231	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.318)	.048	(.027)	(.150)	.237	.241
Total from investment operations	(.087)	.514	.450	.342	.745	.537
Distributions from net investment income	(.230)	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.263)	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	(.70)%	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.70% A	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.76% A	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.190	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.317)	.049	(.026)	(.159)	.248	.210
Total from investment operations	(.127)	.432	.368	.250	.674	.457
Distributions from net investment income	(.190)	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.223)	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	(1.03)%	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.37% A	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.10% A	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.184	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.317)	.061	(.035)	(.149)	.248	.200
Total from investment operations	(.133)	.432	.347	.248	.659	.439
Distributions from net investment income	(.184)	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.217)	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	(1.08)%	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.46% A	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.00% A	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income D	.247	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.247	.265
Total from investment operations	(.070)	.549	.487	.378	.791	.811
Distributions from net investment income	(.247)	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.280)	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return B, C	(.57)%	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.43% A	.44%	.45%	.47%	.48%	.47%
Net investment income	4.03% A	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,545	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.245	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.318)	.049	(.025)	(.151)	.254	.211
Total from investment operations	(.073)	.542	.484	.378	.800	.527
Distributions from net investment income	(.244)	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.277)	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.07	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	(.59)%	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.47% A	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99% A	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,362	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,250
Unrealized depreciation	(18,752)
Net unrealized appreciation (depreciation)	$ 17,498
Cost for federal income tax purposes	$ 1,581,740

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $322,823 and $314,824, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 16	$ 2
Class T	-%	.25%	6	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	47	9
			$ 92	$ 28

On January 18, 2007, the Board of Trustees approved an increase on Class A's service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	5
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.09
Class T	2.09
Class B	3.11
Class C	5.11
California Municipal Income	543.07
Institutional Class	4.11
	$ 563

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $13 and $142, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	137
Institutional Class	1
$ 140

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 259	$ 473
Class T	89	176
Class B	80	165
Class C	143	303
California Municipal Income	32,333	63,502
Institutional Class	160	189
Total	$ 33,064	$ 64,808
From net realized gain
Class A	$ 35	$ 93
Class T	13	35
Class B	14	41
Class C	26	75
California Municipal Income	4,330	12,083
Institutional Class	22	41
Total	$ 4,440	$ 12,368

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class A
Shares sold	335	487	$ 4,104	$ 6,004
Reinvestment of distributions	14	28	174	348
Shares redeemed	(212)	(354)	(2,589)	(4,369)
Net increase (decrease)	137	161	$ 1,689	$ 1,983
Class T
Shares sold	12	139	$ 153	$ 1,696
Reinvestment of distributions	7	14	81	178
Shares redeemed	(44)	(79)	(534)	(971)
Net increase (decrease)	(25)	74	$ (300)	$ 903

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class B
Shares sold	23	35	$ 277	$ 435
Reinvestment of distributions	3	6	35	80
Shares redeemed	(32)	(52)	(388)	(644)
Net increase (decrease)	(6)	(11)	$ (76)	$ (129)
Class C
Shares sold	91	252	$ 1,117	$ 3,089
Reinvestment of distributions	8	20	95	246
Shares redeemed	(146)	(277)	(1,776)	(3,408)
Net increase (decrease)	(47)	(5)	$ (564)	$ (73)
California Municipal Income
Shares sold	14,692	22,440	$ 179,061	$ 276,678
Reinvestment of distributions	2,048	4,248	24,964	52,369
Shares redeemed	(18,441)	(25,430)	(223,770)	(312,547)
Net increase (decrease)	(1,701)	1,258	$ (19,745)	$ 16,500
Institutional Class
Shares sold	147	671	$ 1,773	$ 8,296
Reinvestment of distributions	5	9	67	112
Shares redeemed	(94)	(217)	(1,142)	(2,676)
Net increase (decrease)	58	463	$ 698	$ 5,732

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 993.10	$ 3.61
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Class T
Actual	$ 1,000.00	$ 993.00	$ 3.71
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.76
Class B
Actual	$ 1,000.00	$ 989.70	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.50
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.61
California Municipal Income
Actual	$ 1,000.00	$ 994.30	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class
Actual	$ 1,000.00	$ 994.10	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.74%
Class B	1.40%
Class C	1.50%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.3	34.9
Transportation	10.8	10.2
Escrowed/Pre-Refunded	9.3	8.7
Water & Sewer	7.5	6.7
Education	7.0	7.5
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	7.7	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	6.7	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 58.0%	AAA 57.9%
AA,A 37.8%	AA,A 34.1%
BBB 2.5%	BBB 4.6%
BB and Below 0.8%	BB and Below 0.3%
Not Rated 1.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets* (0.8)%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.8%
	Principal Amount (000s)	Value (000s)
California - 99.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 361
4.625% 8/1/17	405	381
5% 8/1/18	530	511
5% 8/1/19	555	531
5% 8/1/20	585	556
5% 8/1/23	1,940	1,811
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	2,720	816
0% 8/1/32 (FGIC Insured)	3,760	1,070
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,842
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,819
5% 12/1/20 (AMBAC Insured)	2,810	2,943
0% 6/15/17 (MBIA Insured)	2,310	1,504
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,936
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,159
Series C:
0% 9/1/19 (FSA Insured)	1,285	743
0% 9/1/22 (FSA Insured)	5,150	2,511
Antelope Valley Cmnty. College District 5.25% 8/1/39 (MBIA Insured) (b)	3,500	3,637
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,310
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,205
5% 8/1/17 (FGIC Insured)	5,030	5,343
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,917
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,164
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,339
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,455
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	2,116
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	$ 1,085	$ 1,171
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,865
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,929
0% 8/1/12 (AMBAC Insured)	2,800	2,317
0% 8/1/17 (AMBAC Insured)	1,000	650
0% 8/1/18 (AMBAC Insured)	2,000	1,234
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,040
5.5% 5/1/14 (AMBAC Insured)	7,935	8,582
5.5% 5/1/15 (AMBAC Insured)	9,000	9,702
6% 5/1/13	2,320	2,541
6% 5/1/14	7,500	8,200
6% 5/1/14 (MBIA Insured)	2,000	2,201
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	841
California Econ. Recovery Series A:
5% 7/1/15	12,275	13,076
5% 7/1/15 (MBIA Insured)	9,300	9,936
5.25% 7/1/13	3,000	3,227
5.25% 7/1/14	3,540	3,830
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,587
5% 2/1/17	1,000	988
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,550
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	646
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,097
5.25% 9/1/26	7,910	8,307
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,020
5.125% 2/1/30	6,000	6,027
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,235
Series O, 5.125% 1/1/31	5,000	5,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 2,000	$ 2,113
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,178
Series 2005, 5.5% 6/1/28	275	282
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	255	270
5.625% 5/1/26	215	223
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	166
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,674
4.5% 10/1/36	5,000	4,554
5% 2/1/11	3,000	3,122
5% 11/1/12	4,105	4,304
5% 3/1/13	1,095	1,157
5% 3/1/15	3,050	3,242
5% 8/1/18	48,010	50,622
5% 8/1/21	5,000	5,174
5% 12/1/21	10,000	10,343
5% 2/1/23	1,095	1,116
5% 2/1/26 (AMBAC Insured)	1,500	1,531
5% 3/1/26	2,800	2,841
5% 6/1/26	4,300	4,357
5% 6/1/27 (AMBAC Insured)	2,800	2,866
5% 6/1/29	5,005	5,040
5% 2/1/31 (MBIA Insured)	2,800	2,841
5% 3/1/31	4,600	4,622
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,009
5% 12/1/31 (MBIA Insured)	2,000	2,035
5% 9/1/32	4,200	4,218
5% 9/1/32	10,000	10,043
5% 10/1/32 (MBIA Insured)	1,000	1,017
5% 8/1/33	3,400	3,411
5% 9/1/33	10,000	10,036
5% 8/1/35	6,200	6,212
5% 9/1/35	9,400	9,419
5.125% 11/1/24	2,800	2,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.125% 2/1/26	$ 2,800	$ 2,859
5.25% 2/1/11	5,790	6,071
5.25% 3/1/11	1,405	1,475
5.25% 3/1/12	3,000	3,181
5.25% 10/1/14	300	300
5.25% 2/1/15	2,315	2,470
5.25% 2/1/15 (MBIA Insured)	5,040	5,396
5.25% 2/1/16	7,500	7,984
5.25% 2/1/16 (MBIA Insured)	4,050	4,308
5.25% 10/1/17	260	260
5.25% 11/1/18	3,000	3,179
5.25% 2/1/20	6,805	7,132
5.25% 2/1/22	2,020	2,103
5.25% 11/1/26	1,000	1,032
5.25% 2/1/27 (MBIA Insured)	5,490	5,696
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,225
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,134
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,322
5.25% 12/1/33	105	108
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	5,395	5,863
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,701
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,229
5.5% 5/1/13 (MBIA Insured)	100	106
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	36,534
5.75% 10/1/10	7,325	7,759
5.75% 12/1/10	2,500	2,656
6% 4/1/18	2,545	2,912
6.75% 8/1/10	5,675	6,141
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,547
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	$ 7,592	$ 4,214
Series 1983 B, 0% 8/1/15	95	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	865	870
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,085
5.25% 2/1/32 (AMBAC Insured)	6,295	6,533
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,055
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,167
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	993
5% 10/1/33	7,235	7,360
5% 12/1/42	3,000	2,941
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,477
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,073
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,226
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,641
5% 6/1/14	2,000	2,119
5.25% 6/1/24	5,400	5,569
5.25% 6/1/25	5,000	5,144
5.25% 6/1/30	4,000	4,073
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,564
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,074
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,887
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,280
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,734
Series A:
5.25% 6/1/12	2,485	2,636
5.5% 6/1/15	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,633
5% 11/1/16 (FGIC Insured)	2,000	2,147
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,150
5.5% 6/1/15 (MBIA Insured)	1,000	1,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,387
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,576
5.5% 6/1/17 (MBIA Insured)	4,775	5,164
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,355
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,944
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,164
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,639
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,479
5% 11/1/25 (MBIA Insured)	5,165	5,304
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,041
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	3,700	3,814
Series 2005 H, 5% 6/1/16	5,000	5,258
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,799
Series 2005 K, 5% 11/1/17	5,625	5,893
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,384
5.5% 11/1/16 (AMBAC Insured)	1,500	1,620
5% 11/1/16 (FSA Insured)	1,000	1,082
5% 11/1/17 (FSA Insured)	1,225	1,325
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,801
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	$ 900	$ 936
5.25% 7/1/13	1,475	1,539
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,951
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,780
Series B, 4.3712% 4/1/36 (c)	6,500	5,852
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,677
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,884
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,115
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,126
5% 11/15/43 (MBIA Insured)	4,125	4,144
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,460	1,669
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	308
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,011
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,210
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,679
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,353
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,272
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,700
5.5% 7/1/15 (MBIA Insured)	2,685	2,972
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,271
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,725
5% 8/1/22 (FSA Insured)	1,470	1,534
5% 8/1/25 (FSA Insured)	1,435	1,485
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	$ 2,000	$ 1,099
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,229
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,934
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	623
5% 9/1/12 (AMBAC Insured)	625	659
5% 9/1/13 (AMBAC Insured)	655	695
5% 9/1/14 (AMBAC Insured)	690	735
5% 9/1/15 (AMBAC Insured)	725	774
5% 9/1/18 (AMBAC Insured)	835	882
5% 9/1/20 (AMBAC Insured)	925	964
5% 9/1/22 (AMBAC Insured)	1,020	1,053
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,832
5% 4/1/12	4,210	4,285
5% 4/1/13	1,830	1,862
5.25% 4/1/09	1,600	1,624
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	15,920
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,657
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,958
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	721
0% 10/1/25 (AMBAC Insured)	1,665	683
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	897
0% 8/1/21 (MBIA Insured)	1,000	521
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,412
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,956
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,204
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 720
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,755
0% 8/1/19 (MBIA Insured)	5,365	3,151
0% 8/1/20 (MBIA Insured)	6,425	3,568
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,849
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	636
5% 1/1/35 (MBIA Insured)	24,070	24,289
0% 1/15/27 (a)	4,000	3,671
0% 1/15/27 (MBIA Insured) (a)	4,500	4,330
0% 1/15/29 (a)	4,000	3,657
5% 1/15/16 (MBIA Insured)	5,860	6,073
5.75% 1/15/40	8,155	8,234
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	931
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,325
5.75% 7/1/30 (MBIA Insured)	1,000	1,060
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,052
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,143
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,314
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,299
Series A:
5% 6/1/45	13,425	13,052
5% 6/1/45 (FGIC Insured)	3,000	3,015
Series A-1:
5% 6/1/11	1,500	1,531
5% 6/1/13	1,000	1,019
5% 6/1/14	2,000	2,031
5% 6/1/15	1,000	1,013
Series A1:
5% 6/1/12	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A1:
5% 6/1/33	$ 3,000	$ 2,715
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,776
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,837
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,687
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,502
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	628
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,486
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,102
5% 5/15/15 (FGIC Insured) (d)	1,000	1,043
5% 5/15/22 (MBIA Insured) (d)	2,735	2,771
6% 5/15/10 (FGIC Insured) (d)	1,000	1,052
6% 5/15/12 (FGIC Insured) (d)	3,500	3,800
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,874
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,685
(Disney Parking Proj.):
0% 3/1/10	2,000	1,812
0% 3/1/11	1,950	1,692
0% 3/1/12	2,180	1,805
0% 3/1/13	6,490	5,122
0% 9/1/14 (AMBAC Insured)	3,860	2,895
0% 3/1/18	3,000	1,809
0% 3/1/19	3,200	1,821
0% 3/1/20	1,000	536
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,128
5.375% 9/1/17 (FSA Insured)	1,095	1,180
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,836
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,144
5% 5/15/18 (MBIA Insured) (d)	1,410	1,460
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,055
5.25% 5/15/19 (FGIC Insured)	3,000	3,147
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,173
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,528
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,050
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,777
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,612
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,380
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,176
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,608
5% 7/1/19 (FSA Insured)	7,360	7,836
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,425
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	905
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,552
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	542
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,204
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,043
0% 8/1/25 (FGIC Insured)	2,800	1,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,639
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,674
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,015
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	683
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	630
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,795
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	556
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,183
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,358
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,381
12% 8/1/17 (FSA Insured)	1,000	1,633
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,645
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,073
5% 9/1/17 (AMBAC Insured)	2,735	2,933
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,361
4.041% 7/1/13 (c)	9,000	8,725
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,986
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,797
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,060
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.): - continued
5.5% 9/1/17 (FGIC Insured)	$ 3,000	$ 3,211
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,921
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,477
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,764
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,280
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,043
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,814
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,862
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,067
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,699
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,104
0% 8/1/21 (FGIC Insured)	1,000	521
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,030	2,028
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,175
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,932
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,565
5% 11/1/15 (MBIA Insured) (d)	5,850	6,106
5% 11/1/17 (MBIA Insured) (d)	3,355	3,477
5% 11/1/18 (MBIA Insured) (d)	2,740	2,828
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,835
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,305
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 35	$ 35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,851
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,110
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,917
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,116
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,219
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	608
0% 8/1/25 (FGIC Insured)	2,725	1,147
0% 8/1/26 (FGIC Insured)	1,365	545
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	728
0% 8/1/27 (FGIC Insured)	1,940	726
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,177
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,485
Sacramento County Sanitation District Fing. Auth. Rev. 4.121% 12/1/35 (FGIC Insured) (c)	10,000	9,790
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,580
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,083
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,926
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,618
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,551
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,028
0% 8/1/17 (FSA Insured)	3,395	2,208
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,444
5% 11/15/16 (AMBAC Insured)	2,000	2,134
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5.25% 10/1/11	$ 1,705	$ 1,791
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,655
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,635
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,653
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,957
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,076
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,574
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,389
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,343
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,799
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,730
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,412
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,045
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,864
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,324
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,011
0% 8/1/10 (FGIC Insured)	1,085	974
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,895
5% 11/15/21 (MBIA Insured)	3,645	3,799
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,426
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,902
0% 1/15/15 (MBIA Insured)	5,000	3,666
0% 1/15/20 (MBIA Insured)	3,765	2,118
0% 1/15/31 (MBIA Insured)	5,000	1,524
5.5% 1/15/28	1,060	1,040
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,502
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,050
5% 3/1/24 (AMBAC Insured) (b)(d)	9,690	9,785
5% 3/1/37 (AMBAC Insured) (b)(d)	10,000	9,939
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,808
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,000
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,038
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,448
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,854
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	941
0% 9/1/25 (FGIC Insured)	1,490	630
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,325
Santa Clarita Cmnty. College District 4.25% 8/1/23 (MBIA Insured)	2,200	2,090
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,157
Santa Rosa Wastewtr. Rev. (Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,215
0% 9/1/22 (AMBAC Insured)	2,900	1,424
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,071
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	392
0% 5/1/28 (MBIA Insured)	3,340	1,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sierra View Local Health Care District Rev. 5.25% 7/1/37 (b)	$ 1,500	$ 1,489
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,508
6.75% 7/1/11	6,500	7,166
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,268
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,964
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,333
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,108
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,411
6% 6/1/22	1,100	1,169
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,303
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	615
0% 9/1/21 (FGIC Insured)	2,995	1,555
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,909
5% 5/15/33 (FSA Insured)	1,000	1,014
(UCLA Med. Ctr. Proj.):
Series B, 5.5% 5/15/18 (AMBAC Insured)	8,035	8,674
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	21,213	21,623
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,897
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,103
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,225
5% 5/15/17 (FSA Insured)	4,000	4,218
5.25% 5/15/16 (AMBAC Insured)	7,120	7,602
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,833
Series K, 5% 5/15/22	6,455	6,713
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	701
5.25% 1/1/13	8,500	8,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	$ 2,090	$ 2,124
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	995	1,069
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,091
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,505
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,805
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	911
0% 8/1/31 (FGIC Insured)	2,715	815
0% 8/1/32 (FGIC Insured)	1,315	374
5.25% 8/1/16 (FGIC Insured)	1,000	1,069
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,454
5% 7/1/25	1,665	1,644
5% 7/1/37	1,750	1,664
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,289
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,093
		1,580,255
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,105
5.875% 7/1/35	1,875	1,930
		3,035
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,459
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,087
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,672
0% 8/1/54 (AMBAC Insured)	9,500	840
		14,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 565
5.25% 10/1/15	1,255	1,325
		1,890
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,583,045)	1,599,238
NET OTHER ASSETS - (0.8)%	(13,020)
NET ASSETS - 100%	$ 1,586,218
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,623,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	41.3%
Transportation	10.8%
Escrowed/Pre-Refunded	9.3%
Water & Sewer	7.5%
Education	7.0%
Special Tax	6.6%
Electric Utilities	5.5%
Health Care	5.3%
Others* (individually less than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,583,045)		$ 1,599,238
Cash		1,188
Receivable for fund shares sold		1,453
Interest receivable		16,841
Prepaid expenses		2
Other receivables		165
Total assets		1,618,887

Liabilities
Payable for investments purchased Regular delivery	$ 4,178
Delayed delivery	24,209
Payable for fund shares redeemed	1,579
Distributions payable	1,694
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	480
Other payables and accrued expenses	32
Total liabilities		32,669

Net Assets		$ 1,586,218
Net Assets consist of:
Paid in capital		$ 1,567,255
Undistributed net investment income		495
Accumulated undistributed net realized gain (loss) on investments		2,275
Net unrealized appreciation (depreciation) on investments		16,193
Net Assets		$ 1,586,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,275 ÷ 1,183.384 shares)	$ 12.06

Maximum offering price per share (100/96.00 of $12.06)	$ 12.56
Class T: Net Asset Value and redemption price per share ($4,506 ÷ 372.918 shares)	$ 12.08

Maximum offering price per share (100/96.00 of $12.08)	$ 12.58
Class B: Net Asset Value and offering price per share ($5,040 ÷ 418.161 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($9,001 ÷ 747.180 shares)A	$ 12.05

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,545,034 ÷ 128,221.172 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,362 ÷ 692.794 shares)	$ 12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 36,706

Expenses
Management fee	$ 2,996
Transfer agent fees	563
Distribution fees	92
Accounting fees and expenses	153
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	62
Audit	28
Legal	6
Miscellaneous	9
Total expenses before reductions	3,924
Expense reductions	(298)	3,626
Net investment income		33,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,053
Futures contracts	76
Total net realized gain (loss)		5,129
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,220)
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(47,860)
Net gain (loss)		(42,731)
Net increase (decrease) in net assets resulting from operations		$ (9,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,080	$ 64,183
Net realized gain (loss)	5,129	13,028
Change in net unrealized appreciation (depreciation)	(47,860)	(7,105)
Net increase (decrease) in net assets resulting from operations	(9,651)	70,106
Distributions to shareholders from net investment income	(33,064)	(64,808)
Distributions to shareholders from net realized gain	(4,440)	(12,368)
Total distributions	(37,504)	(77,176)
Share transactions - net increase (decrease)	(18,299)	24,916
Redemption fees	6	8
Total increase (decrease) in net assets	(65,448)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $495 and $521, respectively)	$ 1,586,218	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.232	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.248	.212
Total from investment operations	(.085)	.528	.465	.356	.769	.515
Distributions from net investment income	(.232)	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.265)	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.06	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	(.69)%	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.68% A	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.78% A	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.231	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.318)	.048	(.027)	(.150)	.237	.241
Total from investment operations	(.087)	.514	.450	.342	.745	.537
Distributions from net investment income	(.230)	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.263)	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	(.70)%	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.70% A	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.76% A	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.190	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.317)	.049	(.026)	(.159)	.248	.210
Total from investment operations	(.127)	.432	.368	.250	.674	.457
Distributions from net investment income	(.190)	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.223)	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	(1.03)%	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.37% A	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.10% A	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.184	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.317)	.061	(.035)	(.149)	.248	.200
Total from investment operations	(.133)	.432	.347	.248	.659	.439
Distributions from net investment income	(.184)	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.217)	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	(1.08)%	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.46% A	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.00% A	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income D	.247	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.247	.265
Total from investment operations	(.070)	.549	.487	.378	.791	.811
Distributions from net investment income	(.247)	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.280)	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return B, C	(.57)%	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.43% A	.44%	.45%	.47%	.48%	.47%
Net investment income	4.03% A	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,545	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.245	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.318)	.049	(.025)	(.151)	.254	.211
Total from investment operations	(.073)	.542	.484	.378	.800	.527
Distributions from net investment income	(.244)	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.277)	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.07	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	(.59)%	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.47% A	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99% A	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,362	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,250
Unrealized depreciation	(18,752)
Net unrealized appreciation (depreciation)	$ 17,498
Cost for federal income tax purposes	$ 1,581,740

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $322,823 and $314,824, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 16	$ 2
Class T	-%	.25%	6	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	47	9
			$ 92	$ 28

On January 18, 2007, the Board of Trustees approved an increase on Class A's service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	5
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.09
Class T	2.09
Class B	3.11
Class C	5.11
California Municipal Income	543.07
Institutional Class	4.11
	$ 563

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $13 and $142, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	137
Institutional Class	1
$ 140

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 259	$ 473
Class T	89	176
Class B	80	165
Class C	143	303
California Municipal Income	32,333	63,502
Institutional Class	160	189
Total	$ 33,064	$ 64,808
From net realized gain
Class A	$ 35	$ 93
Class T	13	35
Class B	14	41
Class C	26	75
California Municipal Income	4,330	12,083
Institutional Class	22	41
Total	$ 4,440	$ 12,368

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class A
Shares sold	335	487	$ 4,104	$ 6,004
Reinvestment of distributions	14	28	174	348
Shares redeemed	(212)	(354)	(2,589)	(4,369)
Net increase (decrease)	137	161	$ 1,689	$ 1,983
Class T
Shares sold	12	139	$ 153	$ 1,696
Reinvestment of distributions	7	14	81	178
Shares redeemed	(44)	(79)	(534)	(971)
Net increase (decrease)	(25)	74	$ (300)	$ 903

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class B
Shares sold	23	35	$ 277	$ 435
Reinvestment of distributions	3	6	35	80
Shares redeemed	(32)	(52)	(388)	(644)
Net increase (decrease)	(6)	(11)	$ (76)	$ (129)
Class C
Shares sold	91	252	$ 1,117	$ 3,089
Reinvestment of distributions	8	20	95	246
Shares redeemed	(146)	(277)	(1,776)	(3,408)
Net increase (decrease)	(47)	(5)	$ (564)	$ (73)
California Municipal Income
Shares sold	14,692	22,440	$ 179,061	$ 276,678
Reinvestment of distributions	2,048	4,248	24,964	52,369
Shares redeemed	(18,441)	(25,430)	(223,770)	(312,547)
Net increase (decrease)	(1,701)	1,258	$ (19,745)	$ 16,500
Institutional Class
Shares sold	147	671	$ 1,773	$ 8,296
Reinvestment of distributions	5	9	67	112
Shares redeemed	(94)	(217)	(1,142)	(2,676)
Net increase (decrease)	58	463	$ 698	$ 5,732

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1007
1.790936.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2007

Institutional Class is a class of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 993.10	$ 3.61
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Class T
Actual	$ 1,000.00	$ 993.00	$ 3.71
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.76
Class B
Actual	$ 1,000.00	$ 989.70	$ 7.00
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.50
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.61
California Municipal Income
Actual	$ 1,000.00	$ 994.30	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class
Actual	$ 1,000.00	$ 994.10	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.74%
Class B	1.40%
Class C	1.50%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.3	34.9
Transportation	10.8	10.2
Escrowed/Pre-Refunded	9.3	8.7
Water & Sewer	7.5	6.7
Education	7.0	7.5
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	7.7	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	6.7	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 58.0%	AAA 57.9%
AA,A 37.8%	AA,A 34.1%
BBB 2.5%	BBB 4.6%
BB and Below 0.8%	BB and Below 0.3%
Not Rated 1.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets* (0.8)%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.8%
	Principal Amount (000s)	Value (000s)
California - 99.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 361
4.625% 8/1/17	405	381
5% 8/1/18	530	511
5% 8/1/19	555	531
5% 8/1/20	585	556
5% 8/1/23	1,940	1,811
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	2,720	816
0% 8/1/32 (FGIC Insured)	3,760	1,070
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,842
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,819
5% 12/1/20 (AMBAC Insured)	2,810	2,943
0% 6/15/17 (MBIA Insured)	2,310	1,504
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,936
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,159
Series C:
0% 9/1/19 (FSA Insured)	1,285	743
0% 9/1/22 (FSA Insured)	5,150	2,511
Antelope Valley Cmnty. College District 5.25% 8/1/39 (MBIA Insured) (b)	3,500	3,637
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,310
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,205
5% 8/1/17 (FGIC Insured)	5,030	5,343
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,917
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,164
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,339
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,455
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	2,116
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	$ 1,085	$ 1,171
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,865
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,929
0% 8/1/12 (AMBAC Insured)	2,800	2,317
0% 8/1/17 (AMBAC Insured)	1,000	650
0% 8/1/18 (AMBAC Insured)	2,000	1,234
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,040
5.5% 5/1/14 (AMBAC Insured)	7,935	8,582
5.5% 5/1/15 (AMBAC Insured)	9,000	9,702
6% 5/1/13	2,320	2,541
6% 5/1/14	7,500	8,200
6% 5/1/14 (MBIA Insured)	2,000	2,201
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	841
California Econ. Recovery Series A:
5% 7/1/15	12,275	13,076
5% 7/1/15 (MBIA Insured)	9,300	9,936
5.25% 7/1/13	3,000	3,227
5.25% 7/1/14	3,540	3,830
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,587
5% 2/1/17	1,000	988
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,550
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	646
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,097
5.25% 9/1/26	7,910	8,307
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,020
5.125% 2/1/30	6,000	6,027
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,235
Series O, 5.125% 1/1/31	5,000	5,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 2,000	$ 2,113
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,178
Series 2005, 5.5% 6/1/28	275	282
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	255	270
5.625% 5/1/26	215	223
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	166
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,674
4.5% 10/1/36	5,000	4,554
5% 2/1/11	3,000	3,122
5% 11/1/12	4,105	4,304
5% 3/1/13	1,095	1,157
5% 3/1/15	3,050	3,242
5% 8/1/18	48,010	50,622
5% 8/1/21	5,000	5,174
5% 12/1/21	10,000	10,343
5% 2/1/23	1,095	1,116
5% 2/1/26 (AMBAC Insured)	1,500	1,531
5% 3/1/26	2,800	2,841
5% 6/1/26	4,300	4,357
5% 6/1/27 (AMBAC Insured)	2,800	2,866
5% 6/1/29	5,005	5,040
5% 2/1/31 (MBIA Insured)	2,800	2,841
5% 3/1/31	4,600	4,622
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,009
5% 12/1/31 (MBIA Insured)	2,000	2,035
5% 9/1/32	4,200	4,218
5% 9/1/32	10,000	10,043
5% 10/1/32 (MBIA Insured)	1,000	1,017
5% 8/1/33	3,400	3,411
5% 9/1/33	10,000	10,036
5% 8/1/35	6,200	6,212
5% 9/1/35	9,400	9,419
5.125% 11/1/24	2,800	2,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.125% 2/1/26	$ 2,800	$ 2,859
5.25% 2/1/11	5,790	6,071
5.25% 3/1/11	1,405	1,475
5.25% 3/1/12	3,000	3,181
5.25% 10/1/14	300	300
5.25% 2/1/15	2,315	2,470
5.25% 2/1/15 (MBIA Insured)	5,040	5,396
5.25% 2/1/16	7,500	7,984
5.25% 2/1/16 (MBIA Insured)	4,050	4,308
5.25% 10/1/17	260	260
5.25% 11/1/18	3,000	3,179
5.25% 2/1/20	6,805	7,132
5.25% 2/1/22	2,020	2,103
5.25% 11/1/26	1,000	1,032
5.25% 2/1/27 (MBIA Insured)	5,490	5,696
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,225
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,134
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,322
5.25% 12/1/33	105	108
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	5,395	5,863
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 6/1/10	1,625	1,701
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,229
5.5% 5/1/13 (MBIA Insured)	100	106
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	36,534
5.75% 10/1/10	7,325	7,759
5.75% 12/1/10	2,500	2,656
6% 4/1/18	2,545	2,912
6.75% 8/1/10	5,675	6,141
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,142
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,547
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	$ 7,592	$ 4,214
Series 1983 B, 0% 8/1/15	95	43
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	865	870
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,085
5.25% 2/1/32 (AMBAC Insured)	6,295	6,533
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,055
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,167
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	993
5% 10/1/33	7,235	7,360
5% 12/1/42	3,000	2,941
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,477
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,073
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,226
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,641
5% 6/1/14	2,000	2,119
5.25% 6/1/24	5,400	5,569
5.25% 6/1/25	5,000	5,144
5.25% 6/1/30	4,000	4,073
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,564
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,074
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,887
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,280
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,734
Series A:
5.25% 6/1/12	2,485	2,636
5.5% 6/1/15	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,633
5% 11/1/16 (FGIC Insured)	2,000	2,147
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,150
5.5% 6/1/15 (MBIA Insured)	1,000	1,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,387
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,576
5.5% 6/1/17 (MBIA Insured)	4,775	5,164
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,355
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,944
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,164
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,639
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,479
5% 11/1/25 (MBIA Insured)	5,165	5,304
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,041
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	3,700	3,814
Series 2005 H, 5% 6/1/16	5,000	5,258
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,799
Series 2005 K, 5% 11/1/17	5,625	5,893
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,384
5.5% 11/1/16 (AMBAC Insured)	1,500	1,620
5% 11/1/16 (FSA Insured)	1,000	1,082
5% 11/1/17 (FSA Insured)	1,225	1,325
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,801
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	$ 900	$ 936
5.25% 7/1/13	1,475	1,539
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,951
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,780
Series B, 4.3712% 4/1/36 (c)	6,500	5,852
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,677
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,884
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,115
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,126
5% 11/15/43 (MBIA Insured)	4,125	4,144
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,460	1,669
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	308
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,011
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,210
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,679
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,353
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,272
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,700
5.5% 7/1/15 (MBIA Insured)	2,685	2,972
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,271
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,725
5% 8/1/22 (FSA Insured)	1,470	1,534
5% 8/1/25 (FSA Insured)	1,435	1,485
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	$ 2,000	$ 1,099
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,229
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,934
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	623
5% 9/1/12 (AMBAC Insured)	625	659
5% 9/1/13 (AMBAC Insured)	655	695
5% 9/1/14 (AMBAC Insured)	690	735
5% 9/1/15 (AMBAC Insured)	725	774
5% 9/1/18 (AMBAC Insured)	835	882
5% 9/1/20 (AMBAC Insured)	925	964
5% 9/1/22 (AMBAC Insured)	1,020	1,053
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,832
5% 4/1/12	4,210	4,285
5% 4/1/13	1,830	1,862
5.25% 4/1/09	1,600	1,624
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	15,920
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,657
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,958
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	721
0% 10/1/25 (AMBAC Insured)	1,665	683
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	897
0% 8/1/21 (MBIA Insured)	1,000	521
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,412
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,956
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,204
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 720
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,755
0% 8/1/19 (MBIA Insured)	5,365	3,151
0% 8/1/20 (MBIA Insured)	6,425	3,568
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,849
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	636
5% 1/1/35 (MBIA Insured)	24,070	24,289
0% 1/15/27 (a)	4,000	3,671
0% 1/15/27 (MBIA Insured) (a)	4,500	4,330
0% 1/15/29 (a)	4,000	3,657
5% 1/15/16 (MBIA Insured)	5,860	6,073
5.75% 1/15/40	8,155	8,234
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	931
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,325
5.75% 7/1/30 (MBIA Insured)	1,000	1,060
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,052
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	2,120	2,143
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,314
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,299
Series A:
5% 6/1/45	13,425	13,052
5% 6/1/45 (FGIC Insured)	3,000	3,015
Series A-1:
5% 6/1/11	1,500	1,531
5% 6/1/13	1,000	1,019
5% 6/1/14	2,000	2,031
5% 6/1/15	1,000	1,013
Series A1:
5% 6/1/12	1,400	1,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A1:
5% 6/1/33	$ 3,000	$ 2,715
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,776
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,837
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,687
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,502
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	628
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,486
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,102
5% 5/15/15 (FGIC Insured) (d)	1,000	1,043
5% 5/15/22 (MBIA Insured) (d)	2,735	2,771
6% 5/15/10 (FGIC Insured) (d)	1,000	1,052
6% 5/15/12 (FGIC Insured) (d)	3,500	3,800
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,874
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,685
(Disney Parking Proj.):
0% 3/1/10	2,000	1,812
0% 3/1/11	1,950	1,692
0% 3/1/12	2,180	1,805
0% 3/1/13	6,490	5,122
0% 9/1/14 (AMBAC Insured)	3,860	2,895
0% 3/1/18	3,000	1,809
0% 3/1/19	3,200	1,821
0% 3/1/20	1,000	536
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,128
5.375% 9/1/17 (FSA Insured)	1,095	1,180
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,836
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,144
5% 5/15/18 (MBIA Insured) (d)	1,410	1,460
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,055
5.25% 5/15/19 (FGIC Insured)	3,000	3,147
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,173
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,528
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,050
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,777
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,612
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,380
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,176
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,608
5% 7/1/19 (FSA Insured)	7,360	7,836
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,095	2,425
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	905
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,552
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	542
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,204
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,043
0% 8/1/25 (FGIC Insured)	2,800	1,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,639
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,674
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,015
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	683
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	630
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,795
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	556
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,183
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,358
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,381
12% 8/1/17 (FSA Insured)	1,000	1,633
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,645
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,073
5% 9/1/17 (AMBAC Insured)	2,735	2,933
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,361
4.041% 7/1/13 (c)	9,000	8,725
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,986
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,797
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,060
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.): - continued
5.5% 9/1/17 (FGIC Insured)	$ 3,000	$ 3,211
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,921
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,477
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,764
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,280
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,043
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,814
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,862
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,067
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,699
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,104
0% 8/1/21 (FGIC Insured)	1,000	521
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,030	2,028
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,175
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,932
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,565
5% 11/1/15 (MBIA Insured) (d)	5,850	6,106
5% 11/1/17 (MBIA Insured) (d)	3,355	3,477
5% 11/1/18 (MBIA Insured) (d)	2,740	2,828
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,835
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,305
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 35	$ 35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,851
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,110
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,917
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,116
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,219
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	608
0% 8/1/25 (FGIC Insured)	2,725	1,147
0% 8/1/26 (FGIC Insured)	1,365	545
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	728
0% 8/1/27 (FGIC Insured)	1,940	726
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,177
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,485
Sacramento County Sanitation District Fing. Auth. Rev. 4.121% 12/1/35 (FGIC Insured) (c)	10,000	9,790
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,580
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,083
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,926
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,618
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,551
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,028
0% 8/1/17 (FSA Insured)	3,395	2,208
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,444
5% 11/15/16 (AMBAC Insured)	2,000	2,134
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5.25% 10/1/11	$ 1,705	$ 1,791
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,297
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,655
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,635
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,653
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,957
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,076
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,574
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,389
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,343
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,799
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,730
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,412
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,045
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,864
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,324
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,011
0% 8/1/10 (FGIC Insured)	1,085	974
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,895
5% 11/15/21 (MBIA Insured)	3,645	3,799
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,426
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,902
0% 1/15/15 (MBIA Insured)	5,000	3,666
0% 1/15/20 (MBIA Insured)	3,765	2,118
0% 1/15/31 (MBIA Insured)	5,000	1,524
5.5% 1/15/28	1,060	1,040
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,502
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,050
5% 3/1/24 (AMBAC Insured) (b)(d)	9,690	9,785
5% 3/1/37 (AMBAC Insured) (b)(d)	10,000	9,939
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,808
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,000
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,038
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,448
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,854
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	941
0% 9/1/25 (FGIC Insured)	1,490	630
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,325
Santa Clarita Cmnty. College District 4.25% 8/1/23 (MBIA Insured)	2,200	2,090
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,157
Santa Rosa Wastewtr. Rev. (Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,215
0% 9/1/22 (AMBAC Insured)	2,900	1,424
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,071
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	392
0% 5/1/28 (MBIA Insured)	3,340	1,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sierra View Local Health Care District Rev. 5.25% 7/1/37 (b)	$ 1,500	$ 1,489
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,508
6.75% 7/1/11	6,500	7,166
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,268
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,964
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,333
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,108
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,411
6% 6/1/22	1,100	1,169
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,303
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	615
0% 9/1/21 (FGIC Insured)	2,995	1,555
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,909
5% 5/15/33 (FSA Insured)	1,000	1,014
(UCLA Med. Ctr. Proj.):
Series B, 5.5% 5/15/18 (AMBAC Insured)	8,035	8,674
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	21,213	21,623
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,897
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,103
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,225
5% 5/15/17 (FSA Insured)	4,000	4,218
5.25% 5/15/16 (AMBAC Insured)	7,120	7,602
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,833
Series K, 5% 5/15/22	6,455	6,713
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	701
5.25% 1/1/13	8,500	8,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	$ 2,090	$ 2,124
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	995	1,069
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,091
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,505
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,805
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	139
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	911
0% 8/1/31 (FGIC Insured)	2,715	815
0% 8/1/32 (FGIC Insured)	1,315	374
5.25% 8/1/16 (FGIC Insured)	1,000	1,069
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,454
5% 7/1/25	1,665	1,644
5% 7/1/37	1,750	1,664
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,289
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,093
		1,580,255
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,105
5.875% 7/1/35	1,875	1,930
		3,035
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	4,459
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,087
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,672
0% 8/1/54 (AMBAC Insured)	9,500	840
		14,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 565
5.25% 10/1/15	1,255	1,325
		1,890
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,583,045)	1,599,238
NET OTHER ASSETS - (0.8)%	(13,020)
NET ASSETS - 100%	$ 1,586,218
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,623,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	41.3%
Transportation	10.8%
Escrowed/Pre-Refunded	9.3%
Water & Sewer	7.5%
Education	7.0%
Special Tax	6.6%
Electric Utilities	5.5%
Health Care	5.3%
Others* (individually less than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,583,045)		$ 1,599,238
Cash		1,188
Receivable for fund shares sold		1,453
Interest receivable		16,841
Prepaid expenses		2
Other receivables		165
Total assets		1,618,887

Liabilities
Payable for investments purchased Regular delivery	$ 4,178
Delayed delivery	24,209
Payable for fund shares redeemed	1,579
Distributions payable	1,694
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	480
Other payables and accrued expenses	32
Total liabilities		32,669

Net Assets		$ 1,586,218
Net Assets consist of:
Paid in capital		$ 1,567,255
Undistributed net investment income		495
Accumulated undistributed net realized gain (loss) on investments		2,275
Net unrealized appreciation (depreciation) on investments		16,193
Net Assets		$ 1,586,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,275 ÷ 1,183.384 shares)	$ 12.06

Maximum offering price per share (100/96.00 of $12.06)	$ 12.56
Class T: Net Asset Value and redemption price per share ($4,506 ÷ 372.918 shares)	$ 12.08

Maximum offering price per share (100/96.00 of $12.08)	$ 12.58
Class B: Net Asset Value and offering price per share ($5,040 ÷ 418.161 shares)A	$ 12.05

Class C: Net Asset Value and offering price per share ($9,001 ÷ 747.180 shares)A	$ 12.05

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,545,034 ÷ 128,221.172 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,362 ÷ 692.794 shares)	$ 12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 36,706

Expenses
Management fee	$ 2,996
Transfer agent fees	563
Distribution fees	92
Accounting fees and expenses	153
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	62
Audit	28
Legal	6
Miscellaneous	9
Total expenses before reductions	3,924
Expense reductions	(298)	3,626
Net investment income		33,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,053
Futures contracts	76
Total net realized gain (loss)		5,129
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,220)
Swap agreements	360
Total change in net unrealized appreciation (depreciation)		(47,860)
Net gain (loss)		(42,731)
Net increase (decrease) in net assets resulting from operations		$ (9,651)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,080	$ 64,183
Net realized gain (loss)	5,129	13,028
Change in net unrealized appreciation (depreciation)	(47,860)	(7,105)
Net increase (decrease) in net assets resulting from operations	(9,651)	70,106
Distributions to shareholders from net investment income	(33,064)	(64,808)
Distributions to shareholders from net realized gain	(4,440)	(12,368)
Total distributions	(37,504)	(77,176)
Share transactions - net increase (decrease)	(18,299)	24,916
Redemption fees	6	8
Total increase (decrease) in net assets	(65,448)	17,854

Net Assets
Beginning of period	1,651,666	1,633,812
End of period (including undistributed net investment income of $495 and $521, respectively)	$ 1,586,218	$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.232	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.248	.212
Total from investment operations	(.085)	.528	.465	.356	.769	.515
Distributions from net investment income	(.232)	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.265)	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.06	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	(.69)%	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.72% A	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.68% A	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.78% A	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.231	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.318)	.048	(.027)	(.150)	.237	.241
Total from investment operations	(.087)	.514	.450	.342	.745	.537
Distributions from net investment income	(.230)	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.263)	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	(.70)%	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.70% A	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.76% A	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.190	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.317)	.049	(.026)	(.159)	.248	.210
Total from investment operations	(.127)	.432	.368	.250	.674	.457
Distributions from net investment income	(.190)	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.223)	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	(1.03)%	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.40% A	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.37% A	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.10% A	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.184	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.317)	.061	(.035)	(.149)	.248	.200
Total from investment operations	(.133)	.432	.347	.248	.659	.439
Distributions from net investment income	(.184)	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.217)	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	(1.08)%	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.46% A	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.00% A	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income D	.247	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	(.317)	.050	(.025)	(.149)	.247	.265
Total from investment operations	(.070)	.549	.487	.378	.791	.811
Distributions from net investment income	(.247)	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.280)	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return B, C	(.57)%	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.43% A	.44%	.45%	.47%	.48%	.47%
Net investment income	4.03% A	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,545	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.245	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.318)	.049	(.025)	(.151)	.254	.211
Total from investment operations	(.073)	.542	.484	.378	.800	.527
Distributions from net investment income	(.244)	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.033)	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.277)	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.07	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	(.59)%	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.47% A	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99% A	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,362	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	38% A	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,250
Unrealized depreciation	(18,752)
Net unrealized appreciation (depreciation)	$ 17,498
Cost for federal income tax purposes	$ 1,581,740

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $322,823 and $314,824, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 16	$ 2
Class T	-%	.25%	6	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	47	9
			$ 92	$ 28

On January 18, 2007, the Board of Trustees approved an increase on Class A's service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T prior to April 1, 2007) some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	5
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.09
Class T	2.09
Class B	3.11
Class C	5.11
California Municipal Income	543.07
Institutional Class	4.11
	$ 563

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $13 and $142, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	137
Institutional Class	1
$ 140

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 259	$ 473
Class T	89	176
Class B	80	165
Class C	143	303
California Municipal Income	32,333	63,502
Institutional Class	160	189
Total	$ 33,064	$ 64,808
From net realized gain
Class A	$ 35	$ 93
Class T	13	35
Class B	14	41
Class C	26	75
California Municipal Income	4,330	12,083
Institutional Class	22	41
Total	$ 4,440	$ 12,368

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class A
Shares sold	335	487	$ 4,104	$ 6,004
Reinvestment of distributions	14	28	174	348
Shares redeemed	(212)	(354)	(2,589)	(4,369)
Net increase (decrease)	137	161	$ 1,689	$ 1,983
Class T
Shares sold	12	139	$ 153	$ 1,696
Reinvestment of distributions	7	14	81	178
Shares redeemed	(44)	(79)	(534)	(971)
Net increase (decrease)	(25)	74	$ (300)	$ 903

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Class B
Shares sold	23	35	$ 277	$ 435
Reinvestment of distributions	3	6	35	80
Shares redeemed	(32)	(52)	(388)	(644)
Net increase (decrease)	(6)	(11)	$ (76)	$ (129)
Class C
Shares sold	91	252	$ 1,117	$ 3,089
Reinvestment of distributions	8	20	95	246
Shares redeemed	(146)	(277)	(1,776)	(3,408)
Net increase (decrease)	(47)	(5)	$ (564)	$ (73)
California Municipal Income
Shares sold	14,692	22,440	$ 179,061	$ 276,678
Reinvestment of distributions	2,048	4,248	24,964	52,369
Shares redeemed	(18,441)	(25,430)	(223,770)	(312,547)
Net increase (decrease)	(1,701)	1,258	$ (19,745)	$ 16,500
Institutional Class
Shares sold	147	671	$ 1,773	$ 8,296
Reinvestment of distributions	5	9	67	112
Shares redeemed	(94)	(217)	(1,142)	(2,676)
Net increase (decrease)	58	463	$ 698	$ 5,732

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1007
1.790937.104

(Fidelity Investment logo)(registered trademark)

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,012.10	$ 1.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.38	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	27.0
Escrowed/Pre-Refunded	15.9	20.3
Special Tax	13.9	17.0
Electric Utilities	8.9	6.0
Health Care	8.1	8.0
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	3.8	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified, taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	3.4	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 55.4%	AAA 49.1%
AA,A 33.3%	AA,A 38.3%
BBB 5.9%	BBB 6.5%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 1.6%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
California - 90.1%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 210,971
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	176,129
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,350
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	164,745
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,037,140
Bay Area Toll Auth. California Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	100,783
5% 4/1/10	170,000	175,666
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,192
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,290,366
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	180,533
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	136,768
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	300,000	313,437
5% 2/1/12 (FGIC Insured)	100,000	105,528
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	58,396
5.5% 5/1/09 (MBIA Insured)	50,000	51,511
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,114,386
5.5% 5/1/12 (MBIA Insured)	45,000	48,373
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (b)	2,000,000	2,179,280
6% 5/1/13 (MBIA Insured)	100,000	110,185
Series 2005 A, 5.5% 5/1/11	45,000	47,633
Series A:
5% 5/1/09 (MBIA Insured)	75,000	76,670
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (b)	1,110,000	1,191,807
5.25% 5/1/09 (MBIA Insured)	255,000	261,691
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,798,024
5.25% 5/1/11 (FSA Insured)	1,000,000	1,052,840
5.25% 5/1/12 (FSA Insured)	590,000	627,972
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/12 (MBIA Insured)	$ 115,000	$ 122,401
5.5% 5/1/10	220,000	229,691
5.5% 5/1/13 (AMBAC Insured)	390,000	422,343
6% 5/1/13	450,000	492,804
California Dept. of Wtr. Resources Rev. (Central Valley Proj.):
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	80,940
Series Q, 6% 12/1/09	40,000	41,930
5.5% 12/1/08	90,000	92,082
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	100,000	104,090
5.5% 12/1/13 (FSA Insured)	110,000	120,999
California Econ. Recovery:
Series 2004 A:
5% 7/1/10 (MBIA Insured)	250,000	259,098
5% 7/1/11 (MBIA Insured)	745,000	780,812
5% 7/1/12 (MBIA Insured)	585,000	618,807
5.25% 7/1/12	1,215,000	1,295,749
Series A:
5% 7/1/09	690,000	707,098
5% 7/1/15	825,000	878,856
5% 7/1/15 (MBIA Insured)	1,845,000	1,971,143
5.25% 1/1/11	1,080,000	1,132,164
5.25% 7/1/12 (FGIC Insured)	215,000	229,779
5.25% 7/1/13	555,000	596,947
5.25% 7/1/13 (MBIA Insured)	2,615,000	2,819,720
California Edl. Facilities Auth. Rev. (College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,268,504
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	42,527
Series AT, 9.75% 2/1/09	10,000	10,823
0% 4/1/11	15,000	13,017
4% 8/1/13	1,000,000	1,008,350
4.5% 2/1/09	135,000	136,683
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	20,529
4.75% 9/1/08	100,000	101,126
5% 10/1/07	125,000	125,111
5% 3/1/09	150,000	153,062
5% 3/1/09	65,000	66,327
5% 2/1/10	175,000	180,226
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/10	$ 115,000	$ 118,434
5% 2/1/10	100,000	102,986
5% 3/1/10	65,000	67,007
5% 6/1/10	75,000	77,533
5% 2/1/11	1,000,000	1,040,550
5% 2/1/11	1,000,000	1,040,550
5% 5/1/11	95,000	99,115
5% 6/1/11 (MBIA Insured)	60,000	62,825
5% 9/1/11	2,085,000	2,183,078
5% 2/1/12	260,000	272,753
5% 2/1/12	120,000	125,886
5% 2/1/12	60,000	62,943
5% 3/1/12	1,425,000	1,496,150
5% 4/1/12	125,000	131,345
5% 10/1/12	2,000,000	2,111,600
5% 2/1/13	55,000	58,086
5% 2/1/13	125,000	132,013
5% 3/1/13	875,000	924,796
5% 6/1/13	1,000,000	1,058,700
5% 10/1/13	50,000	52,767
5% 8/1/14	1,000,000	1,064,130
5.25% 10/1/12	110,000	117,396
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	83,828
5.25% 10/1/13	185,000	199,003
5.25% 2/1/14 (FSA Insured)	270,000	290,231
5.25% 2/1/15	40,000	42,670
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	78,656
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	25,000	26,026
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	36,612
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	47,304
5.5% 6/1/10	70,000	73,268
5.5% 4/1/11	45,000	47,655
5.75% 10/1/10	50,000	52,964
5.75% 10/1/10	100,000	105,928
5.75% 2/1/11 (FGIC Insured)	20,000	21,339
5.75% 10/1/11	170,000	182,923
5.75% 11/1/11	100,000	107,744
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	79,474
6% 2/1/09	185,000	191,077
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 9/1/09	$ 110,000	$ 115,067
6% 10/1/09 (FGIC Insured)	40,000	41,875
6.25% 9/1/09	85,000	89,319
6.25% 9/1/12	465,000	504,558
6.6% 2/1/09 (AMBAC Insured)	210,000	218,786
7% 2/1/09	35,000	36,625
7% 10/1/09	10,000	10,634
7.1% 3/1/08	10,000	10,168
10% 9/1/09	85,000	94,899
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	646,576
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	102,033
5% 11/15/14	50,000	52,080
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (b)	135,000	141,834
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	45,000	48,786
Series A, 3.9%, tender 12/1/11 (a)	1,500,000	1,512,195
Series C, 3.9%, tender 12/1/11 (a)	1,200,000	1,209,756
4% 12/1/09	100,000	100,335
4% 12/1/10	100,000	100,508
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	80,000	84,738
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (b)	2,030,000	2,150,217
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	130,308
5.25% 6/1/12	55,000	58,352
5.25% 6/1/14	70,000	75,205
5% 6/1/10	550,000	567,853
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,689
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	105,825
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	504,850
5.5% 6/1/14	100,000	108,606
5.5% 6/1/14 (MBIA Insured)	50,000	54,621
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2004 D, 5% 12/1/15 (MBIA Insured)	$ 150,000	$ 160,311
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,025
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	139,363
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	133,926
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	216,406
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	85,000
5.25% 6/1/12 (AMBAC Insured)	50,000	53,271
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	268,590
Series A, 5.5% 6/1/14	155,000	166,574
Series B:
5.55% 6/1/10	100,000	104,930
5.55% 6/1/10 (MBIA Insured)	250,000	262,060
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	42,330
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,158
5% 11/1/10 (FSA Insured)	1,005,000	1,045,652
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	35,000	38,833
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,010,410
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,064,343
5% 7/1/10	1,195,000	1,218,207
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (a)	345,000	343,116
Series 2004 H, 2.625%, tender 5/1/08 (a)	2,000,000	1,982,960
Series B, 4.3712% 4/1/36 (a)	1,000,000	900,330
Series I, 3.45%, tender 5/1/11 (a)	1,000,000	973,470
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	443,665
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (b)	1,000,000	1,143,150
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (b)	$ 15,000	$ 16,068
5% 10/1/13 (FSA Insured)	40,000	42,714
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	330,000	349,384
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,599
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,147,303
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	32,438
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	70,000	74,346
5% 8/1/12 (FGIC Insured)	20,000	21,220
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,633
5% 6/1/10 (MBIA Insured)	2,000,000	2,068,080
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	206,898
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	553,025
5% 9/1/10 (AMBAC Insured)	565,000	585,114
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	57,577
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	60,000	61,115
East Bay Muni. Util. District Wtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	135,000	137,510
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,208
5% 8/1/12 (FSA Insured)	55,000	58,230
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,584
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	51,628
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (b)	45,000	45,450
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CDC IXIS Finl. Guaranty Insured)	$ 240,000	$ 242,513
4% 5/1/12 (CDC IXIS Finl. Guaranty Insured)	300,000	303,420
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,020,180
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,191
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	90,430
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	104,664
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (b)	195,000	197,077
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	635,000	672,916
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	130,000	132,088
Series A-1, 5% 6/1/11	1,000,000	1,020,410
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	725,000	768,290
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	185,000	196,046
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	60,000	62,655
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	830,000	900,749
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,950,000	2,116,218
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,000,000	1,085,240
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	120,757
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	45,000	49,123
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	175,000	191,035
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	330,000	360,238
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (a)	500,000	500,445
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	55,180
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	150,000	158,762
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	$ 75,000	$ 80,493
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	51,700
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	100,000	82,919
(Disney Parking Proj.) 0% 3/1/14	20,000	15,070
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,286
Second Series 1999 A, 6% 7/1/09	200,000	207,914
Series 2005 B, 5% 7/1/09	45,000	46,115
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (b)	100,000	100,579
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	110,442
(Multiple Cap. Facilities Proj.) Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (b)	65,000	65,888
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	36,896
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	111,357
5% 10/1/14 (FSA Insured)	25,000	26,813
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,263
Series B, 5% 5/15/14 (MBIA Insured)	135,000	144,324
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	126,917
Series A Subseries A-1:
5% 7/1/08	85,000	86,000
5% 7/1/12 (MBIA Insured)	25,000	26,467
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	183,848
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,363
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	35,966
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	63,163
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Gen. Oblig.: - continued
Series B, 4% 9/1/07 (FSA Insured)	$ 60,000	$ 60,000
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,492
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,038
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	26,593
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	84,394
Series A, 5% 7/1/13 (MBIA Insured)	25,000	26,701
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (b)	190,000	194,096
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	51,963
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,393
5% 7/1/10	1,795,000	1,857,879
5.5% 7/1/13 (MBIA Insured)	40,000	43,261
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,297
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,283,050
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	45,000	46,199
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	62,363
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	60,626
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,445
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	90,000	93,348
Series A:
5% 7/1/13	35,000	37,343
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (b)	140,000	142,030
5.25% 7/1/10 (Escrowed to Maturity) (b)	70,000	73,051
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	287,142
Series B, 5% 7/1/11	145,000	152,128
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	15,000	15,845
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,231
Municipal Bonds - continued
	Principal Amount	Value
California - continued
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	$ 100,000	$ 118,778
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	48,207
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	64,448
5% 8/1/16 (MBIA Insured)	35,000	37,522
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	1,000,000	1,026,500
4.041% 7/1/13 (a)	1,000,000	969,400
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	26,454
5.85% 7/1/10 (AMBAC Insured)	25,000	26,440
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	62,369
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,532
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,602
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	63,523
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,194
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	146,884
6% 2/15/08	105,000	106,101
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	157,331
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	88,491
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,222
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	50,000	52,946
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	52,690
5% 11/1/10 (FGIC Insured)	35,000	36,469
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (b)	50,000	51,042
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	121,853
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	$ 50,000	$ 52,567
Series B, 5% 8/1/14 (FSA Insured)	60,000	64,448
5% 8/1/11 (FSA Insured)	100,000	105,092
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,596
5% 2/1/12 (Escrowed to Maturity) (b)	10,000	10,570
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,206
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	85,000	90,222
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (a)	2,000,000	1,793,920
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,256,514
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	48,274
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,531
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	100,000	106,693
5% 12/1/14 (FGIC Insured)	40,000	42,958
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	148,291
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	268,715
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	75,782
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,275
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	53,814
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	135,000	141,874
5% 8/1/12 (MBIA Insured)	890,000	944,308
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	79,757
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (b)	50,000	51,302
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	$ 25,000	$ 26,095
5.125% 10/1/07 (MBIA Insured)	80,000	80,078
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,715
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	212,188
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	77,789
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,338
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	45,000	49,530
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	26,747
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	265,495
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,215
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B:
7.25% 8/1/08 (MBIA Insured)	1,000,000	1,032,190
7.25% 8/1/11 (MBIA Insured)	1,425,000	1,607,885
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (b)	20,000	21,986
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,078
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	172,246
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,187
6.75% 7/1/12	30,000	33,681
6.75% 7/1/13	65,000	73,873
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	218,702
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	58,303
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	$ 25,000	$ 27,230
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	48,450
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,288
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	53,589
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	62,868
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,466
Series Q, 5% 9/1/11 (FSA Insured)	50,000	52,598
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	124,333
5% 5/15/12 (AMBAC Insured)	80,000	84,687
Series K, 5% 5/15/09	1,000,000	1,023,260
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,283
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	396,265
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (a)	1,000,000	996,660
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	165,000	170,029
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	40,000	30,573
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,366
		104,530,252
Guam - 1.1%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,017,480
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,149
		1,278,629
Puerto Rico - 4.4%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	353,743
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (a)	265,000	266,306
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	266,440
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
5.25% 7/1/09 (FGIC Insured)	$ 1,935,000	$ 1,983,162
5.25% 7/1/10 (FGIC Insured)	170,000	177,361
5.75% 7/1/08 (MBIA Insured)	200,000	203,442
6.5% 7/1/12 (MBIA Insured)	75,000	84,157
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	61,861
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (b)	75,000	76,081
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (b)	115,000	116,657
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,042,460
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	507,615
		5,139,285
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	352,555
4% 10/1/10 (FGIC Insured)	580,000	586,171
		938,726
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $111,965,487)		111,886,892
NET OTHER ASSETS - 3.6%		4,186,998
NET ASSETS - 100%		$ 116,073,890
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.5%
Escrowed/Pre-Refunded	15.9%
Special Tax	13.9%
Electric Utilities	8.9%
Health Care	8.1%
Water & Sewer	6.1%
Other	6.1%
Others* (individually less than 5%)	6.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $111,965,487)		$ 111,886,892
Cash		1,013,331
Receivable for investments sold		53,332
Receivable for fund shares sold		2,181,585
Interest receivable		1,305,964
Prepaid expenses		106
Receivable from investment adviser for expense reductions		10,788
Other receivables		28,799
Total assets		116,480,797

Liabilities
Payable for fund shares redeemed	$ 249,447
Distributions payable	69,014
Accrued management fee	34,021
Transfer agent fee payable	21,835
Other affiliated payables	9,471
Other payables and accrued expenses	23,119
Total liabilities		406,907

Net Assets		$ 116,073,890
Net Assets consist of:
Paid in capital		$ 116,090,887
Distributions in excess of net investment income		(292)
Accumulated undistributed net realized gain (loss) on investments		61,890
Net unrealized appreciation (depreciation) on investments		(78,595)
Net Assets, for 11,574,188 shares outstanding		$ 116,073,890
Net Asset Value, offering price and redemption price per share ($116,073,890 ÷ 11,574,188 shares)		$ 10.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 1,983,846

Expenses
Management fee	$ 197,907
Transfer agent fees	32,588
Accounting fees and expenses	13,997
Custodian fees and expenses	917
Independent trustees' compensation	169
Registration fees	5,532
Audit	23,182
Legal	251
Miscellaneous	374
Total expenses before reductions	274,917
Expense reductions	(129,332)	145,585
Net investment income		1,838,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,003
Futures contracts	38,480
Total net realized gain (loss)		56,483
Change in net unrealized appreciation (depreciation) on investment securities		(562,791)
Net gain (loss)		(506,308)
Net increase (decrease) in net assets resulting from operations		$ 1,331,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,838,261	$ 2,702,761
Net realized gain (loss)	56,483	16,385
Change in net unrealized appreciation (depreciation)	(562,791)	329,732
Net increase (decrease) in net assets resulting from operations	1,331,953	3,048,878
Distributions to shareholders from net investment income	(1,838,274)	(2,703,303)
Distributions to shareholders from net realized gain	-	(9,474)
Total distributions	(1,838,274)	(2,712,777)
Share transactions Proceeds from sales of shares	31,623,327	73,138,565
Reinvestment of distributions	1,473,197	2,126,583
Cost of shares redeemed	(18,565,201)	(27,940,353)
Net increase (decrease) in net assets resulting from share transactions	14,531,323	47,324,795
Redemption fees	163	1,259
Total increase (decrease) in net assets	14,025,165	47,662,155

Net Assets
Beginning of period	102,048,725	54,386,570
End of period (including distributions in excess of net investment income of $292 and distributions in excess of net investment income of $279, respectively)	$ 116,073,890	$ 102,048,725
Other Information Shares
Sold	3,155,144	7,291,544
Issued in reinvestment of distributions	146,892	211,757
Redeemed	(1,853,748)	(2,785,482)
Net increase (decrease)	1,448,288	4,717,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.170	.328	.105
Net realized and unrealized gain (loss)	(.050)	.021	.059
Total from investment operations	.120	.349	.164
Distributions from net investment income	(.170)	(.328)	(.104)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.170)	(.329)	(.104)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 10.03	$ 10.08	$ 10.06
Total Return B, C	1.21%	3.54%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.57%	.94% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.27% A	.26%	.23% A
Net investment income	3.38% A	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,074	$ 102,049	$ 54,387
Portfolio turnover rate	25% A	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 284,768
Unrealized depreciation	(363,329)
Net unrealized appreciation (depreciation)	$ (78,561)
Cost for federal income tax purposes	$ 111,965,453

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $28,851,228 and $13,101,225, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $85,018.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $917, $31,244 and $12,153, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short-Intermediate Tax-Free Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the fund's total return, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the period shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Services Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CSI-USAN-1007
1.817079.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007